Statutory Reserves and Restricted Net Assets	12 Months Ended
Aug. 31, 2024
Statutory Reserves and Restricted Net Assets [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
21.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the accounting principles generally accepted in the PRC to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, and in private school sector, the PRC laws and regulations require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended August 31, 2022, 2023 and 2024, the Group made apportions of RMB 11,474, RMB 5,007 and RMB 54 to the statutory surplus reserve fund, respectively, and RMB nil, RMB nil and RMB nil to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with the accounting principles generally accepted in the PRC, the PRC entities are restricted from transferring a portion of their net assets to the Group. Restricted net assets include paid-in capital, additional paid-in capital, and the statutory reserve of the Company’s PRC subsidiaries and VIEs. As of August 31, 2024, the balance of paid-in capital, additional paid-in capital, and the statutory reserve of such entities was RMB 115,494, RMB 1 and RMB 16,647, respectively. Therefore, the total of restricted net assets was RMB 132,142 as of August 31, 2024.